Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
22.	TRADE RECEIVABLES, NET

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Trade receivables	145,893	83,143	11,390

The Group’s trading terms with its customers are mainly on credit. The credit period is generally 45 to 120 days. Each customer has a maximum credit limit. The Group seeks to maintain strict control over its outstanding receivables and has a credit control department to minimize credit risk. Overdue balances are reviewed regularly by senior management. The Group does not hold any collateral or other credit enhancements over its trade receivable balances. Trade receivables are non-interest-bearing.

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Within 45 days	145,893	54,484	7,464
45 to 120 days	-	28,659	3,926
Total	145,893	83,143	11,390